Distribution of Profit	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Distribution of Profit
10.	DISTRIBUTION OF PROFIT

(a)	Dividends

The Company did not propose or pay any dividends on the outstanding Common Stock for the years ended December 31, 2016, 2017 and 2018.

(b)	Profit appropriation

As of December 31, 2017 and 2018, the Company had no distributable reserves.